Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		₩ (3,560,792)
Other comprehensive Income (loss)		(34,631)	₩ (35,222)	₩ (45,091)
Ending balance		(3,504,177)	(3,560,792)
Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Ending balance	[1]	(2,946,346)
Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Ending balance	[2]	(949,968)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		3,560,792	2,640,731
Profit or loss		6,381	955,283
Other comprehensive Income (loss)		(34,631)	(35,222)
Classified as held for sale		(28,365)
Ending balance		3,504,177	3,560,792	2,640,731
Gross carrying amount [member] | Other accounts receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(61)	(2,009)
Profit or loss		(4,409)	1,948
Ending balance		(4,470)	(61)	(2,009)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		51,728	62,014
Profit or loss		12,897	(10,286)
Classified as held for sale		(1,498)
Ending balance		63,127	51,728	62,014
Gross carrying amount [member] | Defined benefits assets and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		89,753	95,850
Profit or loss		53,721	20,915
Other comprehensive Income (loss)		22,368	(14,818)
Ending balance		13,664	89,753	95,850
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(89,649)	(252,375)
Profit or loss		(3,731)	183,130
Other comprehensive Income (loss)		(56,999)	(20,404)
Ending balance		(150,379)	(89,649)	(252,375)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		97,867	111,293
Profit or loss		8,902	(13,426)
Classified as held for sale		(176)
Ending balance		106,593	97,867	111,293
Gross carrying amount [member] | Tangible and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(577,308)	(708,093)
Profit or loss		(58,721)	(130,785)
Classified as held for sale		60,747
Ending balance		(579,334)	(577,308)	(708,093)
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		39,586	57,210
Profit or loss		(4,666)	(17,624)
Ending balance		34,920	39,586	57,210
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		58,731	86,252
Profit or loss		(8,413)	(27,521)
Classified as held for sale		(15,100)
Ending balance		35,218	58,731	86,252
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		2,766,820	1,795,132
Profit or loss		14,365	971,688
Classified as held for sale		(72,338)
Ending balance		2,708,847	2,766,820	1,795,132
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		148,215	170,971
Profit or loss		(3,564)	(22,756)
Ending balance		₩ 144,651	₩ 148,215	₩ 170,971

[1]	(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2029.
[2]	(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2024, will be expired from 2025.